Share Capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	17,750,000	16,400,000	19,357,500	16,445,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 7 months 13 days	2 years 9 months 15 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.07	$ 0.08
Options Exercisable, Number Exercisable	14,490,000	13,525,000
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 3 months 11 days	2 years 5 months 1 day
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
Exercise Price One
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,700,000	2,300,000
Options Outstanding, Weighted Average Remaining Contractual Life	11 months 8 days	6 months 14 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.06	$ 0.10
Options Exercisable, Number Exercisable	3,700,000	2,300,000
Options Exercisable, Weighted Average Remaining Contractual Life	11 months 8 days	6 months 14 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.06	$ 0.10
Exercise Price Two
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,600,000	3,700,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months 7 days	1 year 11 months 8 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.06
Options Exercisable, Number Exercisable	3,600,000	3,700,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 7 days	1 year 11 months 8 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.06
Exercise Price Three
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	2,050,000	3,600,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 5 months 1 day	2 years 6 months 7 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.10	$ 0.08
Options Exercisable, Number Exercisable	2,050,000	3,600,000
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 5 months 1 day	2 years 6 months 7 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.10	$ 0.08
Exercise Price Four
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	500,000	2,050,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 8 months 12 days	3 years 5 months 11 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.09	$ 0.10
Options Exercisable, Number Exercisable	500,000	2,050,000
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 8 months 12 days	3 years 5 months 11 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.09	$ 0.10
Exercise Price Five
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,200,000	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 5 months 26 days	3 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.09
Options Exercisable, Number Exercisable	2,560,000	375,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 5 months 26 days	3 years 8 months 12 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.09
Exercise Price Six
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	1,000,000	3,250,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 months 13 days	4 years 5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.055	$ 0.08
Options Exercisable, Number Exercisable	600,000	1,300,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 10 months 13 days	4 years 5 months 26 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.055	$ 0.08
Exercise Price Seven
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	700,000	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 1 month 24 days	4 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.07	$ 0.06
Options Exercisable, Number Exercisable	280,000	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 1 month 24 days	4 years 10 months 13 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.07	$ 0.06
Exercise Price Eight
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	300,000	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 19 days	4 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.05
Options Exercisable, Number Exercisable	120,000	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 2 months 19 days	4 years 10 months 13 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.05
Exercise Price Nine
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	2,700,000	0
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 26 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.06	$ 0.00
Options Exercisable, Number Exercisable	1,080,000	0
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 5 months 26 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.06	$ 0.00